Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising annual emolument (Details) - EUR (€)	10 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Bruce Carnegie Brown | Minimum
Disclosure of transactions between related parties [line items]
Annual emoluments, per director	€ 700,000
Members of the board of directors
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		€ 98,000	€ 95,000
Members of the executive committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		170,000	170,000
Members of the audit committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		43,000	40,000
Members of the appointments committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		28,000	25,000
Members of the remuneration committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		28,000	25,000
Members of the risk supervision, regulation and compliance committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		43,000	40,000
Members of the responsible banking, sustainability and culture committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		18,000	15,000
Members of the innovation and technology committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		28,000	25,000
Chair of the audit committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		70,000	70,000
Chair of the appointments committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		50,000	50,000
Chair of the remuneration committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		50,000	50,000
Chair of the risk supervision, regulation and compliance committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		70,000	70,000
Chair of the responsible banking, sustainability and culture committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		50,000	50,000
Chair of the innovation and technology committee
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		70,000	70,000
Lead director
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		110,000	110,000
Non-executive Vice Chair
Disclosure of transactions between related parties [line items]
Annual emoluments, per director		€ 30,000	€ 30,000